GOODWILL AND INTANGIBLE ASSETS, NET - Summary of Intangible Assets, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill And Intangible Assets [Line Items]
Indefinite-lived Intangible Assets	$ 4,235	$ 4,215
Total intangible assets, net	58,833	31,628
Internal-use Software [Member]
Goodwill And Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	51,882	30,353
Finite-Lived Intangible Assets, Accumulated Amortization	(9,110)	(2,940)
Finite-Lived Intangible Assets, Net	42,772	27,413
Proprietary rights [Member]
Goodwill And Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	12,013	0
Finite-Lived Intangible Assets, Accumulated Amortization	(187)	0
Finite-Lived Intangible Assets, Net	11,826	0
Trademarks [Member] | Mocha Clubs [Member]
Goodwill And Intangible Assets [Line Items]
Indefinite-lived Intangible Assets Acquired	4,235	4,215
Finite-Lived Intangible Assets Other Than Gaming Sub concession [Member]
Goodwill And Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net	$ 54,598	$ 27,413